Related Party Transactions - Additional Information (Details) - USD ($)			12 Months Ended
	May 16, 2023	Apr. 04, 2023	Oct. 31, 2023	Oct. 31, 2022	Oct. 20, 2022
Related Party Transaction [Line Items]
Amount of convertible debentures and warrants	$ 38,000,000
Initial maturity period	3 years
Accrued interest percentage	10.00%
Dividends or distributions declared or paid			$ 0
Exchange ratio			0.18048%
Common stock shares issued			23,197,976	665,767
Warrants to purchase shares of common stock			2,679,432
Convertible debt			$ 0	$ 17,405,000
Debenture
Related Party Transaction [Line Items]
Convertible debt					$ 18,400,000
Company Shareholders
Related Party Transaction [Line Items]
Amount of convertible debentures and warrants	$ 8,000,000
Forbion Growth Sponsor FEAC I B.V
Related Party Transaction [Line Items]
Amount of convertible debentures and warrants	20,000,000
Common stock shares issued			2,262,351
Number of securities into which the class of warrant or right may be converted			950,153
Investissement Quebec
Related Party Transaction [Line Items]
Amount of convertible debentures and warrants	10,000,000
FEAC
Related Party Transaction [Line Items]
Common stock shares issued			3,670,927
Number of securities into which the class of warrant or right may be converted			5,029,444
Old enGene's Equity and Convertible Note Holders
Related Party Transaction [Line Items]
Common stock shares issued			13,091,608
April 2023 Notes
Related Party Transaction [Line Items]
Principal amount		$ 8,000,000
Interest rate		15.00%
Amount of convertible debentures and warrants		$ 8,000,000
Maturity date		Jul. 31, 2023
Settlement and extinguishment		$ 8,000,000
Repayment	8,000,000
May 2023 Notes
Related Party Transaction [Line Items]
Amount of convertible debentures and warrants	30,000,000
May 2023 Financing
Related Party Transaction [Line Items]
Amount of convertible debentures and warrants	28,000,000
Cash	20,000,000
June 2023 Financing
Related Party Transaction [Line Items]
Principal amount	10,000,000
Cash	$ 10,000,000
Minimum
Related Party Transaction [Line Items]
Percentage of shares owned by shareholders			10.00%	10.00%
Minimum | April 2023 Notes
Related Party Transaction [Line Items]
Aggregate sale of convertible promissory notes, warrants, preferred shares, common shares, or combined thereof		$ 20,000,000